Inventory	6 Months Ended
Jun. 30, 2014
Inventory [Abstract]
Inventory	Note 5 – Inventory Inventory consists of the following at June 30, 2014:
Materials inventory	$68,140
Truck and trailer inventory	772,379
$840,519